     As filed with the Securities and Exchange Commission on February 8, 2002

                                                              File Nos. 33-85014
                                                                        811-8810


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                          [   ]



                         Pre-Effective Amendment No.                 [   ]
                         Post-Effective Amendment No. 16             [ X ]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                Amendment No. 18                     [ X ]
                        (Check appropriate box or boxes)



                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                          733 Third Avenue, 4th Floor
                            New York, New York 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            Christine A. Nixon, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)





It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
        --


           on May 1, 2001 pursuant to paragraph (b) of Rule 485
        --


           60 days after filing pursuant to paragraph (a)(1) of Rule 485
        --

        X  on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485
        --

                          FS VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS
                               -------------------

Item Number in Form N-4                            Caption
-----------------------                            -------

1.      Cover Page.............................    Cover Page

2.      Definitions............................    Definitions

3.      Synopsis...............................    Highlights; Fee Tables;
                                                   Portfolio Expenses;
                                                   Examples

4.      Condensed Financial Information........    Appendix A - Condensed
                                                   Financial Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......    The Polaris Variable
                                                   Annuity; Other
                                                   Information

6.      Deductions.............................    Expenses

7.      General Description of
        Variable Annuity Contracts.............    The Polaris Variable
                                                   Annuity; Purchasing a
                                                   Polaris Variable Annuity
                                                   Contract; Investment
                                                   Options

8.      Annuity Period.........................    Annuity Income Options

9.      Death Benefit..........................    Death Benefit

10.     Purchases and Contract Value...........    Purchasing a Polaris
                                                   Variable Annuity Contract

11.     Redemptions............................    Access to Your Money

12.     Taxes..................................    Taxes

13.     Legal Proceedings......................    Other Information - Legal
                                                   Proceedings

14.     Table of Contents of Statement
        of Additional Information..............    Table of Contents of
                                                   Statement of Additional
                                                   Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the prospectus.


Item Number in Form N-4                            Caption
-----------------------                            -------

15.     Cover Page.............................    Cover Page

16.     Table of Contents......................    Table of Contents

17.     General Information and History........    The Polaris Variable Annuity
                                                   (P); Separate Account;
                                                   General Account; Investment
                                                   Options (P); Other
                                                   Information (P)

18.     Services...............................    Other Information (P)

19.     Purchase of Securities Being Offered...    Purchasing a Polaris
                                                   Variable Contract (P)

20.     Underwriters...........................    Distribution of Contracts

21.     Calculation of Performance Data........    Performance Data

22.     Annuity Payments.......................    Income Options (P);
                                                   Income Payments; Annuity
                                                   Unit Values

23.     Financial Statements...................    Depositor: Other Information
                                                   - Financial Statements;
                                                   Registrant: Financial
                                                   Statements


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                   PROSPECTUS

                                  MAY 1, 2002



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris Variable Annuity.                     FS VARIABLE SEPARATE ACCOUNT
To learn more about the annuity               The annuity has 38 investment choices -7 fixed account
offered by this prospectus, you can           options and 31 Variable Portfolios listed below. The 7 fixed
obtain a copy of the Statement of             account options include specified periods of 1, 3, 5, 7 and
Additional Information ("SAI") dated          10 years and dollar cost averaging fixed accounts for
May 1, 2002. The SAI has been filed           6-month and 1-year periods. The 31 Variable Portfolios are
with the Securities and Exchange              part of the Anchor Series Trust ("AST") or the SunAmerica
Commission ("SEC") and is                     Series Trust ("SST").
incorporated by reference into this
prospectus. The Table of Contents of          STOCKS:
the SAI appears on page 24 of this            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
prospectus. For a free copy of the            - Alliance Growth Portfolio                              SST
SAI, call us at (800) 99NY-SUN or             - Global Equities Portfolio                              SST
write to us at our Annuity Service            - Growth-Income Portfolio                                SST
Center, P.O. Box 54299, Los Angeles,          MANAGED BY DAVIS SELECTED ADVISERS L.P.
California 90054-0299.                        - Davis Venture Value Portfolio                          SST
                                              - Real Estate Portfolio                                  SST
In addition, the SEC maintains a              MANAGED BY FEDERATED INVESTORS L.P.
website (http://www.sec.gov) that             - Federated Value Portfolio                              SST
contains the SAI, materials                   - Telecom Utility Portfolio                              SST
incorporated by reference and other           MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
information filed electronically with         - Goldman Sachs Research Portfolio                       SST
the SEC by First SunAmerica.                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Growth & Income Portfolio                          SST
ANNUITIES INVOLVE RISKS, INCLUDING            - MFS Mid Cap Growth Portfolio                           SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE           MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
NOT A DEPOSIT OR OBLIGATION OF, OR            - International Diversified Equities Portfolio           SST
GUARANTEED OR ENDORSED BY, ANY BANK.          - Technology Portfolio                                   SST
THEY ARE NOT FEDERALLY INSURED BY THE         MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
FEDERAL DEPOSIT INSURANCE                     - Emerging Markets Portfolio                             SST
CORPORATION, THE FEDERAL RESERVE              - International Growth & Income Portfolio                SST
BOARD OR ANY OTHER AGENCY.                    - Putnam Growth Portfolio                                SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
This variable annuity provides an             - Aggressive Growth Portfolio                            SST
optional bonus feature called                 - Blue Chip Growth Portfolio                             SST
"Principal Rewards". If you elect             - "Dogs" of Wall Street Portfolio                        SST
this feature, in exchange for bonuses         - Growth Opportunities Portfolio                         SST
credited to your contract, your               MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
surrender charge schedule will be             - Capital Appreciation Portfolio                         AST
longer and greater than if you chose          - Growth Portfolio                                       AST
not to elect this feature. These              - Natural Resources Portfolio                            AST
withdrawal charges may offset the             BALANCED:
value of any bonus, if you make an            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
early withdrawal.                             - Asset Allocation Portfolio                             SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Total Return Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Portfolio                         AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                              SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------


First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:
       First SunAmerica Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 99NY-SUN

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Annual Separate Account Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     8
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     9
       Allocation of Purchase Payments.......................     9
       Principal Rewards Program.............................     9
       Current Enhancement Levels............................    10
       Accumulation Units....................................    11
       Free Look.............................................    11
 INVESTMENT OPTIONS..........................................    11
       Variable Portfolios...................................    11
       Anchor Series Trust...................................    12
       SunAmerica Series Trust...............................    12
       Fixed Account Options.................................    12
       Market Value Adjustment ("MVA").......................    13
       Transfers During the Accumulation Phase...............    13
       Dollar Cost Averaging.................................    14
       Asset Allocation Rebalancing..........................    14
       Principal Advantage Program...........................    15
       Voting Rights.........................................    15
       Substitution..........................................    15
 ACCESS TO YOUR MONEY........................................    15
       Systematic Withdrawal Program.........................    17
       Minimum Contract Value................................    17
 DEATH BENEFIT...............................................    17
 EXPENSES....................................................    18
       Insurance Charges.....................................    18
       Withdrawal Charges....................................    18
       Investment Charges....................................    19
       Contract Maintenance Fee..............................    19
       Transfer Fee..........................................    19
       Income Taxes..........................................    19
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    19
 INCOME OPTIONS..............................................    19
       Annuity Date..........................................    19
       Income Options........................................    19
       Fixed or Variable Income Payments.....................    20
       Income Payments.......................................    20
       Transfers During the Income Phase.....................    20
       Deferment of Payments.................................    20
 TAXES.......................................................    20
       Annuity Contracts in General..........................    21
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    21
       Tax Treatment of Distributions -
       Qualified Contracts...................................    21
       Minimum Distributions.................................    21
       Tax Treatment of Death Benefits.......................    22
       Diversification.......................................    22
       Contract Owned by A Trust or Corporation..............    22
       Gifts, Pledges and/or Assignments of a Non-Qualified
       Contract..............................................    22
 PERFORMANCE.................................................    22
 OTHER INFORMATION...........................................    23
       First SunAmerica......................................    23
       The Separate Account..................................    23
       The General Account...................................    23
       Distribution of the Contract..........................    23
       Administration........................................    23
       Legal Proceedings.....................................    24
       Ownership.............................................    24
       Custodian.............................................    24
       Registration Statement................................    24
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 24
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PRINCIPAL REWARDS PROGRAM EXAMPLES............   B-1
 APPENDIX C -- MARKET VALUE ADJUSTMENT ("MVA")...............   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PAYMENT ENHANCEMENT(S) - The amounts allocated to your contract by us under the Principal Rewards Program. Payment Enhancements are
 calculated as a percentage of your Purchase Payments and are considered earnings.
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Variable Annuity is a contract between you and First SunAmerica National Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. You may also elect to participate in the Principal Rewards feature of the contract that can provide you with Payment Enhancements to invest in your contract. If you elect participation in this feature, your contract will be subject to a longer surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elect to participate in Principal Rewards you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Principal Rewards Program, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN.


ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE PRINCIPAL REWARDS PROGRAM. PRODUCTS WITHOUT THE PRINCIPAL REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE PRINCIPAL REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)


YEARS                        1     2     3     4     5     6     7     8     9    10
-----                       ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
Without Principal
  Rewards................     7%    6%    5%    4%    3%    2%    1%    0%    0%    0%
With Principal Rewards...     9%    9%    8%    7%    6%    5%    4%    3%    2%    0%
TRANSFER FEE.....................................   No charge for first 15 transfers
                                                    each contract year; thereafter,
                                                        fee is $25 per transfer

CONTRACT MAINTENANCE FEE*........................         $30
 *waived if contract value is $50,000 or more


  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)


  Mortality and Expense Risk Charge.......................  1.37%
  Distribution Expense Charge.............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST

    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)


                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation*                                            0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.17%            0.92%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   *The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective August 1, 2000 following approval by the Board of Trustees of the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year end 2000 were 0.65% and 0.70%, respectively.

                            SUNAMERICA SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2002)


                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1, 4)                                           0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(5)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%           0.12%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond(2)                                                   0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1, 3, 4)                                  1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1, 4)                                       0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                               0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1, 2)                                         0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return(2)                                              0.66%           0.08%            0.74%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Technology(4)                                                    1.20%           0.29%            1.49%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2, 6)                                            0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.81%, Goldman Sachs Research 1.63%; and Growth Opportunities 1.26%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.
   (2) Gross of custody credits of 0.01%.
   (3) The ratio reflects an expense cap of 1.35% for Goldman Sachs Research which is net of custody credits of 0.01% or waivers/reimbursements if applicable.
   (4) Annualized.
   (5) Formerly managed by SunAmerica Asset Management Corp.
   (6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        EXAMPLES -- IF YOU PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:


          (a) you surrender the contract at the end of the stated time period;


          (b) you do not surrender the contract*.



                         PORTFOLIO                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                              (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Growth                                                            (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Natural Resources                                                 (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                  (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                  (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                    (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                               (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                             (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                  (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                       (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                            (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                     (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                              (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                                (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
International Growth and Income                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                             (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                                (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                  (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                     (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                       (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Technology                                                        (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                   (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                             (a) $          (a) $         (a) $         (a) $
                                                                  (b) $          (b) $         (b) $         (b) $
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------



         *First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      EXAMPLES IF YOU DO NOT PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period;
        (b) you do not surrender the contract*.

                         PORTFOLIO                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                              (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       (a) $ 93      (a) $121      (a) $151      (a) $260
                                                                  (b) $ 23      (b) $ 71      (b) $121      (b) $260
--------------------------------------------------------------------------------------------------------------------
Growth                                                            (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
Natural Resources                                                 (a) $ 95      (a) $128      (a) $164      (a) $285
                                                                  (b) $ 25      (b) $ 78      (b) $134      (b) $285
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 (a) $ 93      (a) $122      (a) $153      (a) $263
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $263
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                   (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                  (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                  (a) $ 95      (a) $126      (a) $160      (a) $278
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $278
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                   (a) $ 91      (a) $116      (a) $144      (a) $245
                                                                  (b) $ 21      (b) $ 66      (b) $114      (b) $245
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                    (a) $ 93      (a) $121      (a) $152      (a) $262
                                                                  (b) $ 23      (b) $ 71      (b) $122      (b) $262
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                               (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                             (a) $ 93      (a) $122      (a) $154      (a) $265
                                                                  (b) $ 23      (b) $ 72      (b) $124      (b) $265
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                  (a) $102      (a) $148      (a) $196      (a) $347
                                                                  (b) $ 32      (b) $ 98      (b) $166      (b) $347
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                   (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $ 73      (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                       (a) $ 94      (a) $125      (a) $158      (a) $274
                                                                  (b) $ 24      (b) $ 75      (b) $128      (b) $274
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                   (a) $ 95      (a) $126      (a) $160      (a) $277
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $277
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                            (a) $100      (a) $141      (a) $185      (a) $327
                                                                  (b) $ 30      (b) $ 91      (b) $155      (b) $327
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                     (a) $ 92      (a) $118      (a) $146      (a) $250
                                                                  (b) $ 22      (b) $ 68      (b) $116      (b) $250
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                              (a) $ 96      (a) $131      (a) $168      (a) $293
                                                                  (b) $ 26      (b) $ 81      (b) $138      (b) $293
--------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                                (a) $ 98      (a) $137      (a) $178      (a) $313
                                                                  (b) $ 28      (b) $ 87      (b) $148      (b) $313
--------------------------------------------------------------------------------------------------------------------
International Growth and Income                                   (a) $ 98      (a) $136      (a) $177      (a) $310
                                                                  (b) $ 28      (b) $ 86      (b) $147      (b) $310
--------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                             (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $ 73      (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                                (a) $ 94      (a) $125      (a) $159      (a) $275
                                                                  (b) $ 24      (b) $ 75      (b) $129      (b) $275
--------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                  (a) $ 94      (a) $123      (a) $155      (a) $267
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $267
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                     (a) $ 94      (a) $124      (a) $157      (a) $272
                                                                  (b) $ 24      (b) $ 74      (b) $127      (b) $272
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                       (a) $ 96      (a) $129      (a) $166      (a) $289
                                                                  (b) $ 26      (b) $ 79      (b) $136      (b) $289
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Technology                                                        (a) $ 101     (a) $145      (a) $192      (a) $340
                                                                  (b) $ 31      (b) $ 95      (b) $162      (b) $340
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                   (a) $ 95      (a) $126      (a) $160      (a) $277
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $277
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                             (a) $ 97      (a) $134      (a) $173      (a) $303
                                                                  (b) $ 27      (b) $ 84      (b) $143      (b) $303
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

       * First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. In addition to the stated assumptions, the Examples assume that no transfer fees were imposed. In calculating the Examples, we convert the contract maintenance fee of $30 to a percentage using an assumed contract value of $40.000.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Emerging Markets 1.90% (recouping prior expense reimbursements); Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; MFS Mid-Cap Growth 1.15%; (recouping prior expense reimbursements); and Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. Examples reflecting participation in the Principal Rewards program reflect the Principal Rewards surrender charge schedule, and a 2% upfront payment enhancement.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 11.


This annuity designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that Purchase Payment has not been invested in this contract offer at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

First SunAmerica Life Insurance Company (First SunAmerica, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th Floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 20.


-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including, but not limited to, one which would cause total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 11.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.


PRINCIPAL REWARDS PROGRAM



If you elect to participate in the Principal Rewards program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES ON PAGE 18. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES ON PAGE
18. You may not elect to participate in this program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.



Purchase Payments may not be invested in the 6-month or the 1-year Dollar Cost Averaging (DCA) fixed accounts if you participate in the Principal Rewards Program. However, you may use the 1-year fixed account option as a DCA source account.



There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Principal Rewards program may not perform as well as the contract without the feature.



Enhancement Levels



The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding your contract value on the date we receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.



Upfront Payment Enhancement



An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.



Deferred Payment Enhancement



A Deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.



If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.



APPENDIX B shows how we calculate any applicable Deferred Payment Enhancement amount.



We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:



     - You surrender your contract;



     - A death benefit is paid on your contract;



     - You switch to the Income Phase of your contract; or



     - You fully withdraw the corresponding Purchase Payment.



See your financial representative for information on the current Enhancement Levels and Payment Enhancement rates.



CURRENT ENHANCEMENT LEVELS



The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments are as follows:



 --------------------------------------------------------------------------
                                        DEFERRED PAYMENT  DEFERRED PAYMENT
                      UPFRONT PAYMENT   ENHANCEMENT RATE  ENHANCEMENT DATE
 ENHANCEMENT          ENHANCEMENT RATE
 LEVEL
---------------------------------------------------------------------------
 Under $40,000               2%                0%                N/A
---------------------------------------------------------------------------
 $40,000-$99,999             4%                0%                N/A
---------------------------------------------------------------------------
 $100,000-$499,999           4%                1%          Nine years from
                                                             the date we
                                                             receive each
                                                               Purchase
                                                               Payment.
---------------------------------------------------------------------------
 $500,000-more               5%                1%          Nine years from
                                                             the date we
                                                             receive each
                                                               Purchase
                                                               Payment.
---------------------------------------------------------------------------



Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable future Deferred Payment Enhancement may change; it may be less than nine years or greater than nine years.



90 Day Window



Contracts issued with the Principal Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issuance. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Portfolio, for a Deferred Look Back Adjustment.



APPENDIX B provides an example of the 90 Day Window Provision.



The Principal Rewards Program may not be available through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor regarding the availability of this program.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PRINCIPAL REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. (SEE BELOW). The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.


We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.



     EXAMPLE (CONTRACTS WITHOUT PRINCIPAL REWARDS):



     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.5223 Accumulation Units for the Global Bond Portfolio.



     EXAMPLE (CONTRACTS WITH PRINCIPAL REWARDS):



     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. The initial Payment Enhancement is 2% of your Purchase Payment. Therefore, we add an Initial Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request or the money you invested, less any Payment Enhancement.



If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Enhancement Deduction. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.



Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or
(2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable. At the end of the free look period, we allocate your money according to your instructions.


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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS SELECTED ADVISERS L.P.
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Asset Allocation Portfolio                                           SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                        SST

BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Global Bond Portfolio                                                SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Portfolio                                       AST

CASH:
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


The contract also offers seven fixed account options. First SunAmerica will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. If you do not elect to participate in the Principal Rewards Program, you also have the option of allocating your money to the 6-month dollar cost averaging ("DCA") fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging program. The 6-month and 1-year DCA fixed account options are not available to you if you elect to participate in the Principal Rewards Program. Please see the SECTION ON DOLLAR COST AVERAGING ON PAGE 14 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.


Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 14 for more information.


MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

First SunAmerica does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - If annuitization occurs on the latest Annuity Date.

The 1-year fixed account option does not impose a negative MVA. This fixed account is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.


APPENDIX C shows how we calculate the MVA.


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing, by telephone or over the internet. We currently allow 15 free transfers per contract per year. We charge $25 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests over the telephone or internet unless you tell us not to on your contract application. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures for internet transactions, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 19.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Fixed Account options are not available as target accounts for Dollar Cost Averaging. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.



We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate the DCA program. If you elect to participate in the Principal Rewards Program, the 6-month and 1-year DCA fixed accounts are not available under your contract. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios monthly, over the selected 6-month or 1-year period. Quarterly transfers are not available when you use the 6-month or 1-year DCA fixed account as your source account. You cannot change the option once selected.


If allocated to the 6-month or the 1-year DCA fixed accounts, we transfer your money monthly, over a maximum of 6 or 12 monthly transfers, respectively. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of 5 months, so that each payment complies with the $100 per transfer minimum.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying funds of the Trusts become unavailable for investment, we may be required to substitute shares of another underlying fund. We will seek prior approval of the SEC and give you notice before substituting shares.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 19.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and any applicable MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct a contract maintenance fee. SEE EXPENSES ON PAGE 18.


Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.


However, upon a future full surrender of your contract in which there are Purchase Payments still subject to a withdrawal charge, we will recoup any withdrawal charges which would have been due, if your prior free withdrawal had not been free. Additionally, if you participate in the Principal Rewards Program, you will not received your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 9.



Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Principal Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 18. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.



To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.



The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:



    - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and



    - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.



When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.



During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.



After the first contract year, you can take out the greater of the following amount each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charges; and (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.



Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.



We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges. The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.



For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments, and no Principal Rewards election. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,



A - (B X C) = D, where:


A = Your contract value at the time of your request for surrender ($90,000)


B = The amount of your Purchase Payments still subject to withdrawal charge
    ($100,000)


C = The withdrawal charge percentage applicable to the age of each Purchase
    Payment (3%)[B X C = $3,000]


D = Your full surrender value ($87,000)



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.


After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable due if your free withdrawal(s) had not been free.


Although, we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionately reduce the amount of any corresponding Deferred Payment Enhancement.


We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 20.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. After your seventh contract anniversary, the greater of:
        (a) the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that anniversary; or
        (b) the death benefit on the day before your last contract anniversary, less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.


The information below describes the death benefits on contracts issued on or after October 24, 2001:



The death benefit is the greatest of:



    - the contract value at the time we receive all required paperwork and satisfactory proof of death; or



    - total Purchase Payments reduced for any withdrawals (and fees and charges applicable to those withdrawals) in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or



    - the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.



If you are age 90 or older at the time of death, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this death benefit if:



     - you are age 81 or older at the time of contract issue; or



     - you are age 90 or older at the time of your death.



We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 19.


If you are 90 or older at time of death and a death benefit is payable, your beneficiary will receive the contract value at death and will not benefit from the maximum anniversary value option.


We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 9.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


The death benefit will be calculated and paid out when we receive satisfactory proof of death. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.
If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES


The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.


WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 15. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.



We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years or 9 complete years if you elected to participate in the Principal Rewards Program, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:



WITHDRAWAL CHARGE WITHOUT PRINCIPAL REWARDS PROGRAM (SCHEDULE A)



----------------------------------------------------------------
          YEAR             1    2    3    4    5    6    7    8
----------------------------------------------------------------
   WITHDRAWAL CHARGE      7%   6%   5%   4%   3%   2%   1%   0%
----------------------------------------------------------------



WITHDRAWAL CHARGE WITH THE PRINCIPAL REWARD PROGRAM



-----------------------------------------------------------------------
        YEAR            1    2    3    4    5    6    7    8    9   10
-----------------------------------------------------------------------
  WITHDRAWAL
    CHARGE             9%   9%   8%   7%   6%   5%   4%   3%   2%   0%
-----------------------------------------------------------------------


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.


These higher potential withdrawal charges may compensate us for the expenses associated with The Principal Rewards Program.



The Principal Rewards feature of this contract is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor the investment management fees are higher on the Principal Rewards version, than the contract without an election bonus feature.


Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 20.


INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, which are attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE INVESTMENT OPTIONS ON PAGE 11.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, we will not allocate the corresponding Deferred Payment Enhancement to your contract. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 9.


Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 20.


INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the

Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT

GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs, the calendar year in which you retire. Minimum distributions are not required under a Roth IRA contract during your lifetime. Failure to satisfy minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First SunAmerica, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING OR PLEDGING A NON-QUALIFIED CONTRACT.


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                                   PERFORMANCE
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----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each

Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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FIRST SUNAMERICA

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.

First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica Asset Management Corp., SunAmerica Trust Company, and the SunAmerica Financial Network, Inc. comprising six wholly-owned broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT


First SunAmerica originally established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the Separate Account are not guaranteed by First SunAmerica.


First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.


REGISTRATION STATEMENT


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    9
Annuity Unit Values...........................   10
Taxes.........................................   13
Distribution of Contracts.....................   18
Financial Statements..........................   18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
      VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 4/6/95)
  Beginning AUV................    $ 11.35        $ 14.19      $   17.63     $   21.26     $   23.72    $    36.39    $     43.17
  Ending AUV...................    $ 14.19        $ 17.63      $   21.26     $   23.72     $   36.39    $    43.17    $     39.34
  Ending Number of AUs.........     52,583        242,433        510,291       804,058       979,651     1,008,089      1,176,265
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 5/3/95)
  Beginning AUV................    $ 10.55        $ 11.51      $   11.94     $   12.65     $   13.66    $    13.37    $     13.28
  Ending AUV...................    $ 11.51        $ 11.94      $   12.65     $   13.66     $   13.37         13.28          14.56
  Ending Number of AUs.........     37,576        127,538        190,449       626,578       817,993       844,907        933,714
---------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 4/6/95)
  Beginning AUV................    $ 11.02         $12.95      $   16.32     $   20.31     $   24.41    $    29.74    $     32.61
  Ending AUV...................    $ 12.95        $ 16.32      $   20.31     $   24.41     $   29.74         32.61          31.78
  Ending Number of AUs.........     15,156        104,264        196,539       387,194       543,129       544,578        694,93?
---------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 5/30/95)
  Beginning AUV................    $ 10.17        $ 10.78      $   12.13     $   11.14     $    9.30    $    11.40    $     12.50
  Ending AUV...................    $ 10.78        $ 12.13      $   11.14     $    9.30     $   11.40    $    12.50    $     14.71
  Ending Number of AUs.........      5,306         62,002        112,509       110,305       145,614       149,945        161,958
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   10.29     $   11.51     $   11.86    $    19.02    $     24.30
  Ending AUV...................         --        $ 10.29      $   11.51     $   11.86     $   19.02    $    24.30    $     20.28
  Ending Number of AUs.........         --        160,390        478,003       596,478       805,328       867,740      1,181,778
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 4/6/95)
  Beginning AUV................    $ 11.52        $ 15.44      $   19.46     $   24.51     $   32.81    $    44.31    $     48.56
  Ending AUV...................    $ 15.44        $ 19.46      $   24.51     $   32.81     $   44.31    $    48.56    $     38.51
  Ending Number of AUs.........     52,943        322,225        679,444     1,175,581     1,901,945     2,004,501      2,241,73?
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 4/24/95)
  Beginning AUV................    $ 11.29        $ 12.64      $   14.97     $   17.98     $   18.22    $    19.10    $     19.81
  Ending AUV...................    $ 12.64        $ 14.97      $   17.98     $   18.22     $   19.10    $    19.81    $     19.45
  Ending Number of AUs.........     60,824        264,208        581,922     1,018,350     1,041,762     1,050,186        943,919
---------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 4/27/95)
  Beginning AUV................    $ 10.44        $ 10.67      $   11.04     $   11.43     $   11.83    $    12.20    $     12.25
  Ending AUV...................    $ 10.67        $ 11.04      $   11.43     $   11.83     $   12.20    $    12.25    $     12.79
  Ending Number of AUs.........     59,731         52,729        231,674       612,898     1,003,095     1,022,344        845,056
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 4/12/95)
  Beginning AUV................    $ 10.21        $ 11.10      $   11.65     $   12.54     $   13.15    $    12.78    $     12.76
  Ending AUV...................    $ 11.10        $ 11.65      $   12.54     $   13.15     $   12.78    $    12.76    $     13.19
  Ending Number of AUs.........      5,375         48,161        120,997       333,510       443,122       451,341        533,404
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 10/19/99)
  Beginning AUV................         --             --             --            --            --    $     9.12    $      8.99
  Ending AUV...................         --             --             --            --     $    9.12    $     8.99    $      9.12
  Ending Number of AUs.........         --             --             --            --         7,956        23,471         73,876
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 6/12/97)
  Beginning AUV................         --             --      $   10.00     $    7.97     $    6.14    $     8.99    $     10.77
  Ending AUV...................         --             --      $    7.97     $    6.14     $    8.99    $    10.77    $      6.75
  Ending Number of AUs.........         --             --         85,313       180,636       324,647       346,205        619,415
---------------------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   11.00     $   13.62     $   15.86    $    16.43    $     16.89
  Ending AUV...................         --        $ 11.00      $   13.62     $   15.86     $   16.43         16.89          17.03
  Ending Number of AUs.........         --         69,098        218,504       450,138       555,385       562,638        569,507
---------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 5/2/95)
  Beginning AUV................    $ 10.37        $ 11.20      $   12.25     $   13.08     $   14.40    $    14.11    $     14.09
  Ending AUV...................    $ 11.20        $ 12.25      $   13.08     $   14.40     $   14.11    $    14.09    $     15.16
  Ending Number of AUs.........     12,162         52,993        148,602       257,259       331,825       341,155        303,023
---------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 5/22/95)
  Beginning AUV................    $ 11.99        $ 13.01      $   15.15     $   16.90     $   19.21    $    24.20    $     26.57
  Ending AUV...................    $ 13.01        $ 15.15      $   16.90     $   19.21     $   24.20    $    26.57    $     21.65
  Ending Number of AUs.........     26,604        117,488        310,271       416,656       461,621       484,217        695,920
---------------------------------------------------------------------------------------------------------------------------------
        * This portfolio was not available for sale on this product until December 29, 2000.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                 INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
      VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 4/12/95)
  Beginning AUV................    $ 11.15        $ 13.32      $   16.70     $   21.41     $   25.71    $    33.11    $     35.91
  Ending AUV...................    $ 13.32        $ 16.70      $   21.41     $   25.71     $   33.11    $    35.91    $     32.42
  Ending Number of AUs.........     45,266        259,344        614,307     1,032,483     1,679,055     1,734,522      1,935,691
---------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 5/8/95)
  Beginning AUV................    $ 11.18        $ 11.48      $   12.99     $   14.66     $   14.25    $    14.71    $     14.87
  Ending AUV...................    $ 11.48        $ 12.99      $   14.66     $   14.25     $   14.71    $    14.87    $     13.28
  Ending Number of AUs.........     40,706        220,725        547,787     1,089,050     1,006,610     1,172,818      1,049,023
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 4/12/95)
  Beginning AUV................    $  9.45        $ 10.07      $   11.39     $   11.62     $   13.53    $    15.49    $     16.92
  Ending AUV...................    $ 10.07        $ 11.39      $   11.62     $   13.53     $   15.49    $    16.92    $     13.61
  Ending Number of AUs.........     58,058        355,952        753,010       904,048       921,115       905,352        913,536
---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 6/9/97)
  Beginning AUV................         --             --      $   10.00     $   10.33     $   11.16    $    13.40    $     14.07
  Ending AUV...................         --             --      $   10.33     $   11.16     $   13.40    $    14.07    $     14.02
  Ending Number of AUs.........         --             --         86,248       309,301       475,183       512,671        698,555
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income (Inception Date - 4/6/95)
  Beginning AUV................    $ 10.61        $ 12.81      $   14.94     $   17.63     $   20.46    $    22.55    $     23.67
  Ending AUV...................    $ 12.81        $ 14.94      $   17.63     $   20.46     $   22.55    $    23.67    $     23.22
  Ending Number of AUs.........     22,973         94,650        154,635       191,762       430,432       445,395        502,203
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 10/19/99)
  Beginning AUV................         --             --             --            --            --    $    14.23    $     16.31
  Ending AUV...................         --             --             --            --     $   14.23    $    16.31    $     17.61
  Ending Number of AUs.........         --             --             --            --        65,176        88,761        444,486
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 5/8/95)
  Beginning AUV................    $ 10.90        $ 12.33      $   13.82     $   15.45     $   17.28    $    18.50    $     18.60
  Ending AUV...................    $ 12.33        $ 13.82      $   15.45     $   17.28     $   18.50    $    18.60    $     21.43
  Ending Number of AUs.........     41,654        157,110        230,784       277,940       464,535       490,051        508,441
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 4/6/95)
  Beginning AUV................    $ 10.36        $ 12.60      $   14.88     $   18.47     $   22.29    $    28.36    $     31.67
  Ending AUV...................    $ 12.60        $ 14.88      $   18.47     $   22.29     $   28.36    $    31.67    $     25.56
  Ending Number of AUs.........     31,960        114,619        231,883       473,526       828,070       870,842        997,394
---------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 6/2/97)
  Beginning AUV................         --             --      $   10.00     $   11.44     $    9.80    $     8.50    $      8.91
  Ending AUV...................         --             --      $   11.44     $    9.80     $    8.50    $     8.91    $     10.86
  Ending Number of AUs.........         --             --         56,379       132,769       140,396       146,237        227,262
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   11.04     $   13.22     $   15.60    $    18.23    $     19.69
  Ending AUV...................         --        $ 11.04      $   13.22     $   15.60     $   18.23    $    19.69    $     17.56
  Ending Number of AUs.........         --         72,909        240,556       467,727     1,003,514     1,067,349      1,236,604
---------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - n/a)*
  Beginning AUV................         --             --             --            --            --            --             --
  Ending AUV...................         --             --             --            --            --            --             --
  Ending Number of AUs.........         --             --             --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 6/3/96)
  Beginning AUV................         --        $ 10.00      $   10.67     $   12.74     $   14.56    $    15.16    $     15.11
  Ending AUV...................         --        $ 10.67      $   12.74     $   14.56     $   15.16    $    15.11    $     13.54
  Ending Number of AUs.........         --         20,721         59,907       250,048       308,375       382,240        386,004
---------------------------------------------------------------------------------------------------------------------------------
Venture Value (Inception Date - 4/6/95)
  Beginning AUV................    $ 10.84        $ 13.29      $   16.68     $   21.30     $   23.36    $    26.57    $     27.88
  Ending AUV...................    $ 13.29        $ 16.68      $   21.30     $   23.36     $   26.57    $    27.88    $     30.05
  Ending Number of AUs.........    113,664        605,579      1,424,342     2,149,519     2,363,904     2,370,974      2,436,491
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 5/2/95)
  Beginning AUV................    $ 10.16        $ 11.36      $   14.20     $   15.98     $   13.57    $    15.23    $     15.70
  Ending AUV...................    $ 11.36        $ 14.20      $   15.98     $   13.57     $   15.23    $    15.70    $     15.00
  Ending Number of AUs.........     21,556        124,728        399,865       466,233       478,116       472,561        417,746
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

        * This portfolio was not available for sale on this product until December 29, 2000.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                APPENDIX B - PRINCIPAL REWARDS PROGRAM EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT



If you elect to participate in the Principal Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.



The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.


For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.



EXAMPLE 1 - NO WITHDRAWALS ARE MADE


The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).


On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.



EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE


As in Example 1, your Upfront Payment Enhancement is $2,500.


This example also assumes the following:


     1. Your contract value on your 5th contract anniversary is $190,000.


     2. You request a withdrawal of $75,000 on your 5th contract anniversary.


     3. No subsequent Purchase Payments have been made.


     4. No prior withdrawals have been taken.


     5. Funds are not allocated to any of the MVA Fixed Accounts.


On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.


The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.


On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.



II.  90 DAY WINDOW


The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:



--------------------------------------------------------------------------------------------
                              UPFRONT PAYMENT     DEFERRED PAYMENT
                                ENHANCEMENT         ENHANCEMENT          DEFERRED PAYMENT
ENHANCEMENT LEVEL                   RATE                RATE             ENHANCEMENT DATE
--------------------------------------------------------------------------------------------
 Under $40,000                       2%                  0%                    N/A
--------------------------------------------------------------------------------------------
 $40,000 - $99,999                   4%                  0%                    N/A
--------------------------------------------------------------------------------------------
                                                                       Nine years from the
 $100,000 - $499,999                 4%                  1%            date we receive each
                                                                        Purchase Payment.
--------------------------------------------------------------------------------------------
                                                                       Nine years from the
 $500,000 - more                     4%                  2%            date we receive each
                                                                        Purchase Payment.
--------------------------------------------------------------------------------------------



Contracts issued with the Principal Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.



This example assumes the following:


1. Current Enhancement Levels, Rates and Dates (beginning December 1, 2000) throughout the first 90 days.


2. No withdrawal in the first 90 days.


3. Initial Purchase Payment of $35,000 on December 1, 2000.


4. Subsequent Purchase Payment of $40,000 on January 15, 2001.


5. Subsequent Purchase Payment of $25,000 on January 30, 2001.


6. Subsequent Purchase Payment of $7,500 on February 12, 2001.


ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED



--------------------------------------------------------------------------------------------
                                                                              DEFERRED
                         PURCHASE         UPFRONT         DEFERRED            PAYMENT
       DATE OF            PAYMENT         PAYMENT         PAYMENT           ENHANCEMENT
  PURCHASE PAYMENT        AMOUNT        ENHANCEMENT     ENHANCEMENT             DATE
--------------------------------------------------------------------------------------------
   December 1, 2000       $35,000            2%              0%                 N/A
--------------------------------------------------------------------------------------------
   January 15, 2001       $40,000            4%              0%                 N/A
--------------------------------------------------------------------------------------------
   January 30, 2001       $25,000            4%              1%           January 30, 2010
--------------------------------------------------------------------------------------------
   February 12, 2001      $ 7,500            4%              1%          February 12, 2010
--------------------------------------------------------------------------------------------



ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE



The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:



--------------------------------------------------------------------------------------------
                                                                              DEFERRED
                         PURCHASE         UPFRONT         DEFERRED            PAYMENT
       DATE OF            PAYMENT         PAYMENT         PAYMENT           ENHANCEMENT
  PURCHASE PAYMENT        AMOUNT        ENHANCEMENT     ENHANCEMENT             DATE
--------------------------------------------------------------------------------------------
   December 1, 2000       $35,000            4%              1%           December 1, 2009
--------------------------------------------------------------------------------------------
   January 15, 2001       $40,000            4%              1%           January 15, 2010
--------------------------------------------------------------------------------------------
   January 30, 2001       $25,000            4%              1%           January 30, 2010
--------------------------------------------------------------------------------------------
   February 12, 2001      $ 7,500            4%              1%          February 12, 2010
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                           [(1+I/(1+J+0.025)]N/12 - 1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I/(1+J+0.0025)]N/12 - 1
                  = [(1.05)/(1.04+0.0025)]18/12 - 1
                  = (1.007194)1.5 - 1
                  = 1.010811 - 1
                  = + 0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1
                  = [(1.05)/(1.06+0.0025)]18/12 - 1
                  = (0.988235)1.5 - 1
                  = 0.982405 - 1
                  = - 0.017595

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.017595) = -$70.38

$70.38 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by

                          FS VARIABLE SEPARATE ACCOUNT
               (portion relating to the Polaris Variable Annuity)


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY











This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  MAY 1, 2002

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................       9

Annuity Unit Values..............................................................................       10

Taxes............................................................................................       13

Distribution of Contracts........................................................................       18

Financial Statements.............................................................................       18


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------

     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     For contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 4.24% and 4.33%, respectively. For contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7-day period ending December 31, 2001 were __% and __%, respectively.


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


For contracts without the Principal Rewards Program:


     Base Period Return = (EV-SV-CMF)/(SV)


For contracts with the Principal Rewards Program:

     Base Period Return = (EV-SV-CMF+E)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days


            E = Premium Enhancement Rate, prorated for 7 days



     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period.


OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".


     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period. Total returns for contracts without Principal Rewards Program are on page __ and total returns for contracts with the Principal Rewards Program are on page __.



     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

- Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

- Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards Program, unless net of withdrawal charges.

                            STANDARDIZED PERFORMANCE
                  CONTRACTS WITHOUT PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)



                                       VARIABLE                                                           VARIABLE
                                      PORTFOLIO                                                          PORTFOLIO
VARIABLE PORTFOLIO                  INCEPTION DATE         1 YEAR                5 YEAR               SINCE INCEPTION
------------------                  --------------         ------                ------               ----------------
Anchor Series Trust                                    with    without         with   without          with    without
-------------------
   Capital Appreciation                04/06/95      -15.92% /  -8.92%        22.22% / 22.48%         24.01% /  24.13%
   Gov't & Quality Bond                05/03/95        2.58% /   9.58%         4.01% /  4.51%          5.52% /   5.80%
   Natural Resources                   05/30/95       10.50% /  17.50%         5.60% /  6.08%          6.41% /   6.68%
   Wel Growth                          04/06/95       -9.59% /  -2.59%        19.26% / 19.56%         20.07% /  20.22%

SunAmerica Series Trust
-----------------------
   Aggressive Growth                   06/03/96      -23.58% / -16.58%           N/A /    N/A         16.26% /  16.64%
   Alliance Growth                     04/06/95      -27.73% / -20.73%        20.42% / 20.70%         23.24% /  23.37%
   Asset Allocation                    04/24/95       -8.90% /  -1.90%         8.16% /  8.59%          9.75% /   9.98%
   Blue Chip Growth*                        N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   Corporate Bond                      04/12/95       -3.67% /   3.33%         2.67% /  3.20%          4.22% /   4.51%
   Davis Venture Value                 04/06/95        0.75% /   7.75%        17.21% / 17.52%         19.26% /  19.41%
   "Dogs" of Wall Street               10/19/99       -5.61% /   1.39%           N/A /    N/A         -5.86% /  -0.83%
   Emerging Markets                    06/12/97      -44.42% / -37.42%           N/A /    N/A        -12.27% / -10.73%
   Federated Value                     06/03/96       -6.23% /   0.77%           N/A /    N/A         11.84% /  12.28%
   Global Bond                         05/02/95        0.52% /   7.52%         5.44% /  5.92%          6.60% /   6.86%
   Global Equities                     05/22/95      -25.58% / -18.58%         9.67% / 10.08%         10.82% /  11.04%
   Goldman Sachs Research*                  N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   Growth & Income                     04/12/95      -16.76% /  -9.76%        18.80% / 19.10%         20.32% /  20.47%
   Growth Opportunities*                    N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   High-Yield Bond                     05/08/95      -17.77% / -10.77%         2.05% /  2.60%          2.74% /   3.05%
   International Diversified Equities  04/12/95      -26.61% / -19.61%         4.84% /  5.33%          6.26% /   6.52%
   International Growth & Income       06/09/97       -7.44% /  -0.44%           N/A /    N/A          8.42% /   9.33%
   MFS Growth & Income                 04/06/95       -8.94% /  -1.94%        12.13% / 12.51%         14.40% /  14.58%
   MFS Mid-Cap Growth                  10/19/99        0.93% /   7.93%           N/A /    N/A         36.29% /  40.96%
   MFS Total Return                    05/08/95        8.15% /  15.15%        10.94% / 11.33%         12.45% /  12.66%
   Putnam Growth                       04/06/95      -26.35% / -19.35%        15.80% / 16.13%         16.82% /  16.99%
   Real Estate                         06/02/97       14.71% /  21.71%           N/A /    N/A          1.11% /   2.18%
   Sunamerica Balanced                 06/03/96      -17.88% / -10.88%           N/A /    N/A         12.61% /  13.04%
   Technology*                              N/A          N/A /     N/A           N/A /    N/A            N/A /     N/A
   Telecom Utility                     06/03/96      -17.47% / -10.47%           N/A /    N/A          6.25% /   6.77%
   Worldwide High Income               05/02/95      -11.49% /  -4.49%         4.66% /  5.16%          6.87% /   7.13%

-----------------
 * This portfolio was not available for sale in this separate account until December 29, 2000.

Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)


                                   TRUST                                                                                 SINCE
VARIABLE PORTFOLIO            INCEPTION DATE         1 YEAR                 5 YEAR               10 YEAR             TRUST INCEPTION
------------------            --------------         ------                 ------               -------             ---------------
Anchor Series Trust                               with    without        with   without        with   without        with    without
-------------------
Capital Appreciation               03/23/87     -15.92% /  -8.92%       22.22% / 22.48%       22.99% / 22.99%       16.07% /  16.07%
Government and Quality Bond        09/05/84       2.58% /   9.58%        4.01% /  4.51%        6.17% /  6.17%        7.53% /   7.53%
Natural Resources                  01/04/88      10.50% /  17.50%        5.60% /  6.08%        8.03% /  8.03%        6.67% /   6.67%
Wel Growth                         09/05/84      -9.59% /  -2.59%       19.26% / 19.56%       15.91% / 15.91%       13.73% /  13.73%

Sunamerica Series Trust
-----------------------
Aggressive Growth                  06/03/96     -23.58% / -16.58%          N/A /    N/A          N/A /    N/A       16.26% /  16.64%
Alliance Growth                    02/09/93     -27.73% / -20.73%       20.42% / 20.70%          N/A /    N/A       18.58% /  18.58%
Asset Allocation                   07/01/93      -8.90% /  -1.90%        8.16% /  8.59%          N/A /    N/A        9.22% /   9.22%
Blue Chip Growth*                  07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A      -17.47% / -10.47%
Corporate Bond                     07/01/93      -3.67% /   3.33%        2.67% /  3.20%          N/A /    N/A        3.69% /   3.69%
Davis Venture Value                10/28/94       0.75% /   7.75%       17.21% / 17.52%          N/A /    N/A       19.42% /  19.49%
"Dogs" of Wall Street              04/01/98      -5.61% /   1.39%          N/A /    N/A          N/A /    N/A       -5.32% /  -3.35%
Emerging Markets                   06/02/97     -44.42% / -37.42%          N/A /    N/A          N/A /    N/A      -11.98% / -10.46%
Federated Value                    06/03/96      -6.23% /   0.77%          N/A /    N/A          N/A /    N/A       11.84% /  12.28%
Global Bond                        07/01/93       0.52% /   7.52%        5.44% /  5.92%          N/A /    N/A        5.64% /   5.64%
Global Equities                    02/09/93     -25.58% / -18.58%        9.67% / 10.08%          N/A /    N/A       10.22% /  10.22%
Goldman Sachs Research*            07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A       -9.68% /  -2.68%
Growth & Income                    02/09/93     -16.76% /  -9.76%       18.80% / 19.10%          N/A /    N/A       16.02% /  16.02%
Growth Opportunities*              07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A      -18.76% / -11.76%
High-Yield Bond                    02/09/93     -17.77% / -10.77%        2.05% /  2.60%          N/A /    N/A        3.63% /   3.63%
International Diversified Equities 10/28/94     -26.61% / -19.61%        4.84% /  5.33%          N/A /    N/A        4.93% /   5.06%
International Growth & Income      06/02/97      -7.44% /  -0.44%          N/A /    N/A          N/A /    N/A        8.97% /   9.86%
MFS Growth & Income                02/09/93      -8.94% /  -1.94%       12.13% / 12.51%          N/A /    N/A       11.22% /  11.22%
MFS Mid-Cap Growth                 04/01/99       0.93% /   7.93%          N/A /    N/A          N/A /    N/A       35.39% /  38.10%
MFS Total Return                   10/28/94       8.15% /  15.15%       10.94% / 11.33%          N/A /    N/A       13.00% /  13.09%
Putnam Growth                      02/09/93     -26.35% / -19.35%       15.80% / 16.13%          N/A /    N/A       12.57% /  12.57%
Real Estate                        06/02/97      14.71% /  21.71%          N/A /    N/A          N/A /    N/A        1.11% /   2.18%
Sunamerica Balanced                06/03/96     -17.88% / -10.88%          N/A /    N/A          N/A /    N/A       12.61% /  13.04%
Technology*                        07/05/00         N/A /     N/A          N/A /    N/A          N/A /    N/A      -40.12% / -33.12%
Telecom Utility                    06/03/96     -17.47% / -10.47%          N/A /    N/A          N/A /    N/A        6.25% /   6.77%
Worldwide High Income              10/28/94     -11.49% /  -4.49%        4.66% /  5.16%          N/A /    N/A        6.64% /   6.75%



* This portfolio was not available for sale for the entire fiscal year of the Trust.

Total return figures are based on historical data and are not intended to indicate future performance.

                            STANDARDIZED PERFORMANCE
                   CONTRACTS WITH PRINCIPAL REWARDS PROGRAM:

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)



                                     VARIABLE                                                            VARIABLE
                                     PORTFOLIO                                                           PORTFOLIO
VARIABLE PORTFOLIO                INCEPTION DATE           1 YEAR                5 YEAR               SINCE INCEPTION
------------------               -----------------         ------                ------              ------------------
Anchor Series Trust                                    with    without         with   without          with    without
-------------------
   Capital Appreciation                04/06/95              /                      /                        /
   Gov't & Quality Bond                05/03/95              /                      /                        /
   Natural Resources                   05/30/95              /                      /                        /
   Wel Growth                          04/06/95              /                      /                        /

SunAmerica Series Trust
-----------------------
   Aggressive Growth                   06/03/96              /                      /                        /
   Alliance Growth                     04/06/95              /                      /                        /
   Asset Allocation                    04/24/95              /                      /                        /
   Blue Chip Growth*                        N/A              /                      /                        /
   Corporate Bond                      04/12/95              /                      /                        /
   Davis Venture Value                 04/06/95              /                      /                        /
   "Dogs" of Wall Street               10/19/99              /                      /                        /
   Emerging Markets                    06/12/97              /                      /                        /
   Federated Value                     06/03/96              /                      /                        /
   Global Bond                         05/02/95              /                      /                        /
   Global Equities                     05/22/95              /                      /                        /
   Goldman Sachs Research*                  N/A              /                      /                        /
   Growth & Income                     04/12/95              /                      /                        /
   Growth Opportunities*                    N/A              /                      /                        /
   High-Yield Bond                     05/08/95              /                      /                        /
   International Diversified Equities  04/12/95              /                      /                        /
   International Growth & Income       06/09/97              /                      /                        /
   MFS Growth & Income                 04/06/95              /                      /                        /
   MFS Mid-Cap Growth                  10/19/99              /                      /                        /
   MFS Total Return                    05/08/95              /                      /                        /
   Putnam Growth                       04/06/95              /                      /                        /
   Real Estate                         06/02/97              /                      /                        /
   Sunamerica Balanced                 06/03/96              /                      /                        /
   Technology*                              N/A              /                      /                        /
   Telecom Utility                     06/03/96              /                      /                        /
   Worldwide High Income               05/02/95              /                      /                        /



-----------------
 * This portfolio was not available for sale in this separate account until December 29, 2000.

Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)



                                   TRUST                                                                                 SINCE
VARIABLE PORTFOLIO            INCEPTION DATE         1 YEAR                 5 YEAR               10 YEAR             TRUST INCEPTION
------------------            --------------         ------                 ------               -------             ---------------
Anchor Series Trust                               with    without        with   without        with   without        with    without
-------------------
Capital Appreciation               03/23/87             /                      /                     /                     /
Government and Quality Bond        09/05/84             /                      /                     /                     /
Natural Resources                  01/04/88             /                      /                     /                     /
Wel Growth                         09/05/84             /                      /                     /                     /

Sunamerica Series Trust
-----------------------
Aggressive Growth                  06/03/96             /                      /                     /                     /
Alliance Growth                    02/09/93             /                      /                     /                     /
Asset Allocation                   07/01/93             /                      /                     /                     /
Blue Chip Growth*                  07/05/00             /                      /                     /                     /
Corporate Bond                     07/01/93             /                      /                     /                     /
Davis Venture Value                10/28/94             /                      /                     /                     /
"Dogs" of Wall Street              04/01/98             /                      /                     /                     /
Emerging Markets                   06/02/97             /                      /                     /                     /
Federated Value                    06/03/96             /                      /                     /                     /
Global Bond                        07/01/93             /                      /                     /                     /
Global Equities                    02/09/93             /                      /                     /                     /
Goldman Sachs Research*            07/05/00             /                      /                     /                     /
Growth & Income                    02/09/93             /                      /                     /                     /
Growth Opportunities*              07/05/00             /                      /                     /                     /
High-Yield Bond                    02/09/93             /                      /                     /                     /
International Diversified Equities 10/28/94             /                      /                     /                     /
International Growth & Income      06/02/97             /                      /                     /                     /
MFS Growth & Income                02/09/93             /                      /                     /                     /
MFS Mid-Cap Growth                 04/01/99             /                      /                     /                     /
MFS Total Return                   10/28/94             /                      /                     /                     /
Putnam Growth                      02/09/93             /                      /                     /                     /
Real Estate                        06/02/97             /                      /                     /                     /
Sunamerica Balanced                06/03/96             /                      /                     /                     /
Technology*                        07/05/00             /                      /                     /                     /
Telecom Utility                    06/03/96             /                      /                     /                     /
Worldwide High Income              10/28/94             /                      /                     /                     /




* This portfolio was not available for sale for the entire fiscal year of the Trust.

Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


     For contracts without the Principal Rewards Program:

                  P(1+T)n = ERV


     For contracts with the Principal Rewards Program:

                  [P(1+E)](1+T)n = ERV

         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years

                  e =  Payment Enhancement Rate

               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

     FS Variable Separate Account also funds another contract called First SunAmerica Advisor. The Variable Portfolios in Polaris are also available in First SunAmerica Advisor.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------


Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.


     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-Qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


     For annuity payments, a portion of each payment is excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice amount the tax consequences of any distributions.


     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


MULTIPLE CONTRACTS


     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


TAX TREATMENT OF ASSIGNMENTS

     An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.


TAX TREATMENT OF GIFTING A CONTRACT

     If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

     The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).



PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.


QUALIFIED PLANS

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

     (A) H.R. 10 Plans

          Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (B) Tax-Sheltered Annuities

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501 (c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

     (C) Individual Retirement Annuities

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

     (D) Roth IRAs

          Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

     (E) Corporate Pension and Profit-Sharing Plans

          Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (F) Deferred Compensation Plans - Section 457

         Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

         All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

         Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
----------------------------------------------

(a)    Financial Statements
---------------------------





(b)    Exhibits
 ----------------
(1)     Resolutions Establishing Separate Account......***
(2)     Custody Agreements ............................**
(3)     (a) Distribution Contract......................***
        (b) Selling Agreement..........................***
(4)     Variable Annuity Contract......................****
(5)     Application for Contract.......................****
        5(a) Endorsement...............................Filed Herewith
(6)     Depositor - Corporate Documents
        (a)    Certificate of Incorporation ...........***
        (b)    By-Laws.................................***
(7)     Reinsurance Contract ..........................**
(8)     Fund Participation Agreement...................***
(9)     Opinion of Counsel.............................***
        Consent of Counsel.............................***
(10)    Consent of Independent Accountants.............N/A
(11)    Financial Statements Omitted from Item 23......**
(12)    Initial Capitalization Agreement...............**
(13)    Performance Computations ......................**
(14)    Diagram and Listing of All Persons Directly or
        Indirectly Controlled By or Under Common
        Control With First SunAmerica Life Insurance
        Company, the Depositor of Registrant...........+
(15)    Powers of Attorney.............................*

               *     Filed December 8, 2000, Post-Effective Amendments 14 and 16
                     to this Registration Statement.
               **    Not Applicable
               ***   Filed January 30, 1998, Post-Effective Amendments 5 and 7
                     to this Registration Statement
               ****  Filed March 31, 1998, Post-Effective Amendments 6 and 8
                     to this Registration Statement
               ***** Filed March 25, 1999, Post-Effective Amendments 10 and 12
                     to this Registration Statement
               +     Filed April 13, 2001, Post-Effective Amendments 15 and 17
                     to this Registration Statement.



Item 25.  Directors and Officers of the Depositor
-------------------------------------------------
        The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                        Position
----                        --------
Jay S. Wintrob              Chairman, Chief Executive Officer, President and Director
Thomas W. Baxter(1)         Director
Vicki E. Marmorstein(2)     Director
Debbie Potash-Turner(3)     Director
Lester Pollack(4)           Director
Richard D. Rohr(5)          Director
Margery K. Neale (6)        Director
Marc H. Gamsin              Director and Senior Vice President
Jana W. Greer               Director and Senior Vice President
James R. Belardi            Director and Senior Vice President

N. Scott Gillis                 Director and Senior Vice President
Edwin R. Raquel                 Senior Vice President and Chief Actuary
Gregory M. Outcalt              Senior Vice President
Scott H. Richland               Vice President
Maurice S. Hebert               Vice President and Controller
Stewart R. Polakov              Vice President
Lawrence M. Goldman             Director, Vice President and Assistant Secretary
Christine A. Nixon              Director, Vice President and Secretary
Ron H. Tani                     Vice President
Mark A. Zaeske                  Treasurer
Virginia N. Puzon               Assistant Secretary

----------------
(1) 400 South Hope Street, 15th Floor, Los Angeles, California 90071
(2) 633 West Fifth Street, Suite 400, Los Angeles, California 90071
(3) 733 Third Avenue, 3rd Floor, New York, New York 10017
(4) One Rockefeller Plaza, Suite 1025, New York, New York 10020
(5) 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243
(6) 919 Third Avenue, New York, New York 10022-9998



Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------

        The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with First SunAmerica Life Insurance Company, the Depositor of Registrant, see Exhibit 14 filed April 13, 2001, Post-Effective Amendments 1 and 17 to this Registration Statement. As of January 4, 1999, First SunAmerica became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2001.


Item 27.   Number of Contract Owners
------------------------------------

        As of February 1, 2002, the number of Contracts funded by the FS Variable Separate Account (Portion relating to the Polaris Variable Annuity) of First SunAmerica Life Insurance Company was 9,937, of which 4,524 were Qualified Contracts and 5,413 were Nonqualified Contracts.


Item 28.  Indemnification
-------------------------

        None.

Item 29.   Principal Underwriter
--------------------------------

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz             Director and President
        Robert M. Zakem              Director, Executive
                                     Vice President, General Counsel
                                        and Assistant Secretary
        Peter A. Harbeck             Director
        James Nichols                Vice President
        Christine A. Nixon           Secretary
        Debbie Potash-Turner         Controller
        Lawrence M. Goldman          Assistant Secretary
        Virginia N. Puzon            Assistant Secretary

               Net
               Distribution     Compensation
Name of        Discounts and    on Redemption       Brokerage
Distributor    Commissions      Annuitization       Commission     Commissions*
------------   -------------    -------------       -----------    ------------
SunAmerica     None             None                None           None
 Capital
 Services, Inc.

---------------
* Distribution fee is paid by First SunAmerica Life Insurance Company.


Item 30.   Location of Accounts and Records
--------------------------------------------

        First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services
-----------------------------

        Not Applicable.


Item 32.  Undertakings
----------------------

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.  Representation
------------------------

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 8th day of February 2002.


                      FS VARIABLE SEPARATE ACCOUNT
                                  (Registrant)

                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                   (Depositor)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             President


                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                      (Depositor, on behalf of itself and Registrant)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             President

        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



        SIGNATURE                    TITLE                                    DATE
        ---------                    -----                                    ----

    MARC H. GAMSIN*             Senior Vice President                         February 8, 2002
------------------------        & Director
    Marc H. Gamsin


    N. SCOTT GILLIS*            Senior Vice President                         February 8, 2002
------------------------        & Director
    N. Scott Gillis


    JAMES R. BELARDI*           Senior Vice President and                     February 8, 2002
------------------------        Director
    James R. Belardi


    MARGERY K. NEALE*           Director                                      February 8, 2002
------------------------
    Margery K. Neale


    JANA W. GREER*              Senior Vice President and                     February 8, 2002
------------------------        Director
    Jana W. Greer

    JAY S. WINTROB*             Chief Executive Officer                       February 8, 2002
---------------------------     (Principal Executive Officer)
    Jay S. Wintrob


    MAURICE S. HEBERT*          Vice President & Controller                   February 8, 2002
---------------------------     (Principal Accounting Officer)
    Maurice S. Hebert


    LAWRENCE M. GOLDMAN*         Vice President, Assistant                    February 8, 2002
---------------------------      Secretary & Director
    Lawrence M. Goldman


/s/ CHRISTINE A. NIXON           Vice President, Secretary                    February 8, 2002
---------------------------      & Director
    Christine A. Nixon


/s/ CHRISTINE A. NIXON           Attorney-in-Fact                             February 8, 2002
---------------------------
    Christine A. Nixon

                                  EXHIBIT INDEX




Exhibit                  Description
-------                  -----------

  5(a)                   Endorsement